Segmental information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segmental information

15. Segmental information:

The Company has two reportable segments from which it derives its revenues, the MR tankers and the dry-bulk carriers. The table below presents information about the Company’s reportable segments for 2023. Prior to 2023, the Company was operating only tanker vessels thus, had identified only one reportable segment. The accounting policies followed in the preparation of the reportable segments are the same with those followed in the preparation of the Company’s Consolidated Financial Statements. Segment results are evaluated based on income from operations.

	Year ended December 31, 2023
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$43,889	$1,579	$45,468
Voyage related costs and commissions	(6,121)	(231)	(6,352)
Vessel operating expenses	(10,772)	(851)	(11,623)
General and administrative expenses	(120)	(28)	(148)
Management fees	(1,388)	(100)	(1,488)
Depreciation and amortization of special survey costs	(5,485)	(406)	(5,891)
Allowance for credit losses	78	—	78
Gain from the sale of vessel, net	25,125	—	25,125
Interest and finance costs	(5,275)	(478)	(5,753)
Loss from debt extinguishment	(379)	—	(379)
Loss from financial derivative instrument	(59)	—	(59)
Segment profit/(loss)	$39,493	$(515)	$38,978

General and administrative expenses			$(3,300)
Interest and finance costs			(82)
Interest income			1,240
Net income			$36,836

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2023, is as follows:

	Year ended December 31, 2023
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$4,237	$1,041	$5,278
Inventories	904	53	957
Trade accounts receivable	4,704	260	4,964
Prepayments and other assets	180	24	202
Due from related parties	—	194	194
Vessels, net	71,179	28,094	99,273
Prepayments for vessel acquisition	—	2,663	2,663
Special survey cost, net	1,622	—	1,622
Segment assets	$82,826	$32,329	$115,153

Cash and cash equivalents			$31,061
Short-term investment in time deposits			20,000
Prepayments and other current assets			99
Total assets			$166,313